Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 22, 2013
Intangible assets, accumulated amortization	$ 132	$ 111	$ 93	$ 38
Common Stock, Par or Stated Value Per Share				$ 0.01
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0	0
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000		500,000,000
Common Stock, Shares, Issued	34,586,250	34,586,250	34,586,250
Common Class B [Member]
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000		500,000,000
Common Stock, Shares, Issued	42,738,750	42,738,750	42,738,750
Common Class C [Member]
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	62,784,250	62,784,250	62,784,250	34,586,250
Common Class D [Member]
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	42,738,750	42,738,750	42,738,750	42,738,750